Notes to Non-current assets (Tables)	12 Months Ended
Dec. 31, 2024
Notes to Non-current assets
Schedule of development of intangible assets

					Advance
(in thousands of EUR)	Software	Licenses	Technology	Goodwill	payments	Total
Acquisition costs
As of January 1, 2023	12,385	12,930	6,350	12,463	11	44,139
Additions	201	2,679	—	—	—	2,880
Disposals	(1,946)	(4,432)	—	—	(11)	(6,388)
Reclassifications	(6,797)	6,797	—	—	—	—
As of December 31, 2023	3,843	17,974	6,350	12,463	—	40,630
Accumulated amortization and impairment charges
As of January 1, 2023	5,479	6,398	484	—	—	12,361
Amortization	820	3,457	782	—	—	5,059
Disposals	(1,841)	(3,294)	—	—	—	(5,135)
Reclassifications	(2,493)	2,493	—	—	—	—
As of December 31, 2023	1,965	9,054	1,266	—	—	12,285
Acquisition costs
As of January 1, 2024	3,843	17,974	6,350	12,463	—	40,630
Additions	65	4,064	—	—	—	4,129
Disposals	(42)	(3,734)	—	—	—	(3,776)
As of December 31, 2024	3,866	18,304	6,350	12,463	—	40,983
Accumulated amortization and impairment charges
As of January 1, 2024	1,965	9,054	1,266	—	—	12,285
Amortization	895	1,821	730	—	—	3,446
Impairment	—	3,865	—	—	—	3,865
Disposals	(32)	(3,734)	—	—	—	(3,767)
As of December 31, 2024	2,828	11,005	1,996	—	—	15,829
Carrying amount
As of January 1, 2023	6,906	6,532	5,866	12,463	11	31,778
As of December 31, 2023	1,878	8,920	5,084	12,463	—	28,347
As of December 31, 2024	1,039	7,299	4,354	12,463	—	25,155

Schedule of development of property, plant and equipment

			Other
			equipment,
		Technical	furniture	Assets
		equipment	and	under
(in thousands of EUR)	Buildings	and machines	fixtures	construction	Total
Acquisition costs
As of January 1, 2023	26,467	50,033	12,552	138,457	227,509
Additions	551	9,171	2,024	43,126	54,873
Disposals	(14)	(5,090)	(1,825)	(1,235)	(8,165)
Reclassifications	533	828	(2)	(1,358)	1
Currency translation	—	—	(13)	—	(13)
As of December 31, 2023	27,537	54,941	12,736	178,990	274,205
Accumulated depreciation and impairment charges
As of January 1, 2023	8,710	12,617	7,415	826	29,568
Depreciation	4,216	5,925	2,291	—	12,432
Impairment	—	—	—	1,374	1,374
Disposals	(12)	(4,270)	(1,659)	—	(5,941)
Currency translation	—	—	(9)	—	(9)
As of December 31, 2023	12,914	14,272	8,038	2,200	37,424
Acquisition costs
As of January 1, 2024	27,537	54,941	12,736	178,990	274,205
Additions	591	3,664	165	6,302	10,722
Disposals	—	(451)	(1,010)	(4)	(1,465)
Reclassifications	67	1,458	119	(1,643)	—
Currency translation	—	—	16	—	16
As of December 31, 2024	28,195	59,612	12,026	183,645	283,478
Accumulated depreciation and impairment charges
As of January 1, 2024	12,914	14,272	8,038	2,200	37,424
Depreciation	1,932	6,398	1,718	—	10,047
Impairment	—	—	—	32,236	32,236
Disposals	—	(236)	(954)	—	(1,189)
Currency translation	—	—	15	—	15
As of December 31, 2024	14,846	20,434	8,817	34,436	78,532
Carrying amount
As of January 1, 2023	17,757	37,416	5,137	137,631	197,941
As of December 31, 2023	14,623	40,669	4,698	176,790	236,782
As of December 31, 2024	13,349	39,178	3,209	149,209	204,946

Summary of carrying amounts of the Group's right-of-use assets and the movements during the period

	Right-of-use assets
	Land and		Other
	Buildings	Vehicles	equipment	Total
	EURk	EURk	EURk	EURk
As of January 1, 2024	39,574	319	1,950	41,843
Additions (new leases and reassessment of existing leases)	2,429	110	—	2,539
Disposals	(361)	—	—	(361)
Depreciation expense	(4,622)	(161)	(352)	(5,136)
Impairment / reversal of impairment	803	—	—	803
Foreign currency translation	19	—	—	19
As of December 31, 2024	37,842	267	1,598	39,706

	Right-of-use assets
	Land and		Other
	Buildings	Vehicles	equipment	Total
	EURk	EURk	EURk	EURk
As of January 1, 2023	41,183	275	2,303	43,761
Additions	4,788	200	—	4,988
Depreciation expense	(5,264)	(156)	(352)	(5,772)
Impairment	(1,100)	—	—	(1,100)
Foreign currency translation	(33)	—	—	(34)
As of December 31, 2023	39,574	319	1,950	41,843

Summary of carrying amounts of lease liabilities and the movements during the period

EUR k

As of January 1, 2024	41,824
Additions (new leases and reassessment of existing leases)	2,539
Disposals	(361)
Accretion of interest	2,314
Payments	(7,428)
Foreign currency translation	78
As of December 31, 2024	38,965
Current	5,321
Non-current	33,644

EUR k

As of January 1, 2023	42,086
Additions (new leases and reassessment of existing leases)	4,988
Accretion of interest	2,375
Payments	(7,568)
Foreign currency translation	(57)
As of December 31, 2023	41,824
Current	5,005
Non-current	36,819

Summary of amounts recognized in the statement of operations related to leases

	2022	2023	2024
	EUR k	EUR k	EUR k
Depreciation expense of right-of-use assets	(5,053)	(5,772)	(5,136)
Impairment expense / reversal of impairment	(710)	(1,100)	803
Interest expense on lease liabilities	(2,218)	(2,375)	(2,314)
Expense relating to short-term leases (included in cost of sales)	(76)	(70)	(198)
Expense relating to leases of low-value assets (included in general and administrative expenses)	(66)	(55)	(39)
Income from sub-leasing right-of-use assets presented in “other operating income”	—	51	128